Other Income - Additional Information (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2021 CNY (¥)
Other Income Expense [Abstract]
Government grants received	¥ 11.0
Grants received from other subsidies	6.2
Revenue from government as an incentive for research and development	¥ 1.6